Financial liabilities - Heights convertible notes (Details) € / shares in Units, € in Thousands		6 Months Ended	12 Months Ended
	Jul. 30, 2025 EUR (€) note € / shares shares	Jun. 30, 2025 EUR (€) scenario € / shares	Dec. 31, 2024 EUR (€) € / shares	Aug. 05, 2025 note	Jul. 23, 2025 note
Heights convertible notes | Major ordinary share transactions
Disclosure of detailed information about borrowings [line items]
Number of convertible notes converted | note	200			350	150
Notional amount	€ 21,900
Number of ordinary shares issued (in shares) | shares	920,377
Heights convertible notes | Ordinary shares | Major ordinary share transactions
Disclosure of detailed information about borrowings [line items]
Borrowings, fixed conversion price (euro per share) | € / shares	€ 23.7674
Volatility
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities		1.00%	1.00%
Share price
Disclosure of detailed information about borrowings [line items]
Amount of reasonably possible increase in unobservable input, liabilities | € / shares		€ 1	€ 1
Risk-free rate
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities		1.00%	1.00%
Held to maturity scenario probability
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities		10.00%	10.00%
Heights convertible notes, tranche A
Disclosure of detailed information about borrowings [line items]
Number of probability-weighted scenarios | scenario		2
Notional amount		€ 35	€ 35
Heights convertible notes, tranche A | Volatility
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets		6	2
Heights convertible notes, tranche A | Share price
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets		42	39
Heights convertible notes, tranche A | Risk-free rate
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets		(152)	(219)
Heights convertible notes, tranche A | Held to maturity scenario probability
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets		€ (237)	€ (631)